Note 8 - Fair Value Transfer Between Levels - Assets (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Level 1 Of Fair Value Hierarchy Member | Financial Assets Held For Trading [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	€ 74,000,000
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0
Level 1 Of Fair Value Hierarchy Member | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	0
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0
Level 1 Of Fair Value Hierarchy Member | Financial Assets at fair value through profit or loss
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	0
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0
Level 1 Of Fair Value Hierarchy Member | Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	6,000,000
Transfers Into Level 3 Of Fair Value Hierarchy Assets	6,000,000
Level 1 Of Fair Value Hierarchy Member | Derivatives [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	0
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0
Level 1 Of Fair Value Hierarchy Member | Total Member
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	79,000,000
Transfers Into Level 3 Of Fair Value Hierarchy Assets	6,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Assets Held For Trading [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	502,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	1,119,000,000
Level 2 Of Fair Value Hierarchy Member | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	2,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	23,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Assets at fair value through profit or loss
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	0
Level 2 Of Fair Value Hierarchy Member | Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	209,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	4,000,000
Level 2 Of Fair Value Hierarchy Member | Derivatives [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	26,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	0
Level 2 Of Fair Value Hierarchy Member | Total Member
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	739,000,000
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	1,145,000,000
Level 3 Of Fair Value Hierarchy Member | Financial Assets Held For Trading [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	160,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	1,000,000
Level 3 Of Fair Value Hierarchy Member | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	44,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	0
Level 3 Of Fair Value Hierarchy Member | Financial Assets at fair value through profit or loss
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	0
TransfersIntoLevel1OfFairValueHierarchyAssets	1,000,000
Level 3 Of Fair Value Hierarchy Member | Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	454,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	0
Level 3 Of Fair Value Hierarchy Member | Derivatives [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	10,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	0
Level 3 Of Fair Value Hierarchy Member | Total Member
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	667,000,000
TransfersIntoLevel1OfFairValueHierarchyAssets	€ 2,000,000